Basis of Presentation and General Information (Table) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Customer A - Offshore support segment
Product Information [Line Items]
Concentration Risk, Percentage		37.00%
Customer B - Tanker & Gas carrier segments
Product Information [Line Items]
Concentration Risk, Percentage	13.50%